united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 4/30/15

Item 1. Reports to Stockholders.

Toews Hedged Core Frontier Fund
(formerly Toews Hedged Emerging Markets Fund)

Toews Hedged Growth Allocation Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core W Fund
(formerly Toews Hedged International Developed Markets Fund)

Toews Hedged Core L Fund
(formerly Toews Hedged Large-Cap Fund)

Toews Hedged Core S Fund
(formerly Toews Hedged Small & Mid Cap Fund)

Toews Unconstrained Income Fund

Annual Report April 30, 2015

Investor Information: 1-877-558-6397

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Shareholders,

Investing in equities and bonds has the potential to generate above-inflation returns for investors. Yet despite the many reasons for investing in these markets, financial assets remain vulnerable to infrequent but severe losses during bear market cycles. As a consequence, risk abatement strategies are ideal for investment in financial markets. The objective of our strategy is to provide investors with access to financial markets while reducing the risk of significant loss.

Our Strategy and Fund Performance

Our dynamic hedging system enters and exits markets based entirely on asset price movements. When prices are rising, the system is fully invested in equities (or high yield bonds), and we attempt to replicate the target index of the fund. At every point during a rising market, our system maintains an exit point at some percentage below the market. As prices rise, the exit level “rolls up” at a rate that correlates roughly to the rate of increase of index prices.

Once our system exits a market, it remains out of that asset class as long as it is declining. Just as our hedging point slowly increases during rising markets, our point of re-entry adjusts lower as markets move lower. The longer declines last, the more likely it is that we will re-enter the market at a lower point than we exited. During severe declines, the re-entry point can be significantly lower than the exit price, creating a lower basis for gains.

Each exit out of the market creates a possible market under-performance event. If the system implements a full hedge and the market reverses over the short term, the market re-entry point can be higher than the exit level. This can happen several days or several weeks after a hedge is initiated. The greater the number of incidences of hedging per year, the more vulnerable the system is to under-performance.

In other words, while our system attempts to reduce the risk of significant loss, there may be a cost to implementing this system which can be realized if the funds under-perform their benchmarks. Ideal investors for our funds are those for whom loss avoidance is paramount.

During the 12 months or period ended April 30, 2015, the markets were generally rising, with the S&P 500 higher by 13%. Our funds each saw several short-term exits and re-entries into the markets during the course of the year. As a result of these short-term exits and re-entries, our funds trailed their benchmarks for the year.

One Year Performance as of 4-30-2015
Fund	Net Assets	Fund Performance	Benchmark Return	Benchmark
Toews Hedged Core Frontier Fund	$2,940,925	2.7%	7.8%	MSCI Emerging Markets NET (USD)
Toews Hedged Core W Fund	$88,687,097	-0.8%	1.7%	MSCI EAFE Net (USD)
Toews Hedged High Yield Bond Fund	$228,107,990	1.1%	2.5%	Merrill Lynch High Yield U.S. Corporates, Cash Pay
Toews Hedged Core L Fund	$84,707,814	6.8%	13.0%	S&P 500 TR
Toews Hedged Core S Fund	$115,507,134	0.1%	9.7% 12.3%	Russell 2000 Total Return S&P 400 Total Return
Toews Hedged Growth Allocation Fund	$28,587,577	1.5%	13.0%	S&P 500 TR
Toews Unconstrained Income Fund	$86,838,523	1.4%	4.5%	Barclays Aggregate Bond Index

Our Outlook

Although the economy continues to have many challenges, we remain cautiously optimistic. The crucial advantage of our methodology is its ability to attempt to avoid the bulk of market declines. If this is achieved successfully, it creates an opportunity to buy near market lows and participate in rebounds. As a result, it may be possible to produce positive returns even when the market is losing money or moving sideways.

When secular bear markets occur, they include not just large drops, but sizable stock market rallies. During the Great Depression, the stock market was in various stages of decline from 1929 through 1942. Despite the decidedly negative bias of the market, the Dow Jones Industrial Average experienced 7 bull markets with returns producing average gains of 54%, lasting on average 7.5 months. Systems that successfully avoid big declines can provide decent returns for investors if they participate in even a portion of these robust market rallies.

For investors who wish to participate in long term, above inflation growth investments, the path to navigate these markets is straightforward but requires constant vigilance: 1) stay committed to equity markets, an asset class that helps protect investors against inflation; and 2) hedge your equity portfolios against losses. Both are pillars on which the Toews system is built.

We feel strongly that adding risk management strategies to portfolios in this environment is prudent and desirable.

We thank you for the confidence you have placed in us.

Warmest Regards,

Phillip R. Toews Co-Portfolio Manager	Randall D. Schroeder Co-Portfolio Manager	Jason Graffius Co-Portfolio Manager

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.
The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq. You cannot invest directly in an index. 2302-NLD-6/9/2015

Toews Hedged Core Frontier Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
			Since
	1 Year	5 Year	Inception*
Toews Hedged Core Frontier Fund	2.73%	-8.28%	-2.92%
MSCI Emerging Markets Index	7.80%	3.02%	9.36%
S&P 500 Total Return Index	12.98%	14.33%	17.96%

* Commencement of operations is May 15, 2009.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 2.36% of average net assets per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Variable Rate Bonds & Notes	35.0%
Cash and Other Assets Less Liabilities	65.0%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Growth Allocation Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	3 Year	Since Inception*
Toews Hedged Growth Allocation Fund	1.50%	8.33%	4.12%
S&P 500 Total Return Index	12.98%	16.73%	16.32%

* Commencement of operations is August 2, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.56% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Mutual Funds - Debt Funds	22.0%
Municipal Bonds	18.4%
Variable Rate Bonds & Notes	8.9%
Exchange Traded Funds - Debt Funds	2.3%
Short-Term Investments	0.1%
Cash and Other Assets Less Liabilities	48.3%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged High Yield Bond Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	3 Year	Since Inception*
Toews Hedged High Yield Bond Fund	1.05%	5.68%	6.91%
BofA Merrill Lynch High Yield Cash Pay Index	2.54%	7.48%	9.14%

* Commencement of operations is June 4, 2010.

The BofA Merrill Lynch High Yield Cash Pay Index is an unmanaged index used as a general measure of market performance consisting of fixed-rate, coupon-bearing bonds with an outstanding par which is greater than or equal to $50 million, a maturity range greater than or equal to one year and must be less than BBB/Baa3 rated but not in default. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.85% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Mutual Funds - Debt Funds	91.2%
Exchange Traded Funds - Debt Funds	8.1%
Mortgage Note	0.5%
Short-Term Investments	0.1%
Cash and Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core W Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	3 Year	Since Inception*
Toews Hedged Core W Fund	-0.78%	5.22%	-1.29%
The MSCI EAFE Index	1.66%	11.22%	10.55%

* Commencement of operations is June 4, 2010.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.44% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Municipal Bonds	17.2%
Variable Rate Bonds & Notes	11.9%
Cash and Other Assets Less Liabilities	70.9%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core L Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	3 Year	Since Inception*
Toews Hedged Core L Fund	6.78%	11.89%	8.66%
S&P 500 Total Return Index	12.98%	16.73%	17.12%

* Commencement of operations is June 4, 2010.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.41% of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Municipal Bonds	19.2%
Variable Rate Bonds & Notes	10.6%
Cash and Other Assets Less Liabilities	70.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core S Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	3 Year	Since Inception*
Toews Hedged Core S Fund	0.07%	9.74%	6.93%
S&P Mid-Cap 400 Total Return Index	12.28%	16.53%	17.31%
Russell 2000 Total Return Index	9.71%	15.87%	15.83%

* Commencement of operations is June 4, 2010.

The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index covers over 7% of the U.S. equity market, and seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis. Investors cannot invest directly in an index or benchmark.

The Russell 2000 Total Return Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.41% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
Percent of
Net Assets
Municipal Bonds	23.6%
Variable Rate Bonds & Notes	6.2%
Cash and Other Assets Less Liabilities	70.2%
100.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Unconstrained Income Fund

PORTFOLIO REVIEW (Unaudited)
April 30, 2015

Comparison of Change in Value of $10,000 Investment

Annualized Total Returns as of April 30, 2015
	1 Year	Since Inception*
Toews Unconstrained Income Fund	1.44%	3.30%
Barclays Aggregate Bond Index	4.46%	4.94%

* Commencement of operations is August 28, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, are 1.80% of average net assets of average net assets, per the Fund’s prospectus dated August 28, 2014. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call (877) 558-6397.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2015
	Percent of
	Net Assets
Mutual Funds - Debt Funds	90.6%
Exchange Traded Funds - Debt Funds	6.0%
Mortgage Notes	3.2%
Short-Term Investments	0.0	% (1)
Cash and Other Assets Less Liabilities	0.2%
	100.0%

(1) Represents less than 0.05% of net assets and therefore rounds to 0.0%

Please refer to the Fund’s Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

Toews Hedged Core Frontier Fund

Portfolio of Investments

April 30, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 35.0% (b)(c)
	COMMERCIAL SERVICES- 10.7%
$315,000	Allen Temple African Methodist Episcopal Church, 0.29%, 7/1/22	$315,000

	MUNICIPAL - 24.3%
240,000	City of Fort Wright, KY, 0.29%, 6/1/19	240,000
475,000	Mark Milford Hicksville Joint Township Hospital District, 0.23%, 12/1/37	475,000
		715,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $1,030,000)	1,030,000
	TOTAL INVESTMENTS - 35.0%
	(Cost - $1,030,000)(a)	$1,030,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 65.0%	1,910,925
	NET ASSETS - 100.0%	$2,940,925
Number of
Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
56	Emerging Markets, June 2015	$89,475
	(Underlying Notional Amount $2,908,360)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 35.0% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(d) Amount subject to equity price risk exposure.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund

Portfolio of Investments

April 30, 2015
Shares		Market Value
	MUTUAL FUNDS - 22.0%
	DEBT FUNDS - 22.0%
75,221	Aberdeen Global High Income Fund - Class I	$696,549
18,279	Allianz High Yield Bond Fund - Class I	172,919
2	American High-Income Trust - Class R-6	22
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	20
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
36,624	First Eagle High Yield Fund - Class I	354,520
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - Class N	17
2	John Hancock Core High Yield Fund - Class I	21
136,338	JPMorgan High Yield Fund - Select Class	1,051,170
2	Lord Abbett High Yield Fund - Class I	15
210,257	MainStay High Yield Corporate Bond Fund - Class I	1,225,798
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	21
2	Nuveen High Income Bond Fund - Class I	17
55,907	PIMCO High Yield Fund - Institutional Class	519,377
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund, Inc. - Class Z	11
2	Putnam High Yield Trust - Class Y	16
2	RidgeWorth SEIX High Yield Fund - I Shares	17
110,734	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	1,042,004
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	18
203,599	Vanguard High-Yield Corporate Fund	1,227,701
2	Waddell & Reed Advisors High Income Fund - Class Y	15
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $6,260,003)	6,290,372
	EXCHANGE TRADED FUNDS - 2.3%
	DEBT FUNDS - 2.3%
3,600	iShares iBoxx $ High Yield Corporate Bond ETF	327,564
8,300	SPDR Barclays High Yield Bond ETF	327,352
	TOTAL EXCHANGE TRADED FUNDS (Cost - $651,240)	654,916

Principal	VARIABLE RATE BONDS & NOTES - 8.9% (b)(c)
	AUTO PARTS & EQUIPMENT - 1.2%
$345,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	345,000
	COMMERCIAL SERVICES - 0.6%
190,000	Science & Technology Campus Corp., 0.29%, 11/1/20	190,000
	DIVERSIFIED FINANCIAL SERVICES - 5.6%
162,000	ICON Finance LLC, 0.29%, 5/15/26	162,000
1,162,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	1,162,000
271,000	Tice Family LLC, 0.29%, 12/1/35	271,000
		1,595,000

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund

Portfolio of Investments (Continued)

April 30, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 8.9% (b)(c) (Continued)
	RETAIL - 1.5%
$425,000	Central States Supply Co., Inc., 0.24%, 8/1/23	$425,000
	TOTAL VARIABLE RATE BONDS & NOTES (Cost $2,555,000)	2,555,000

	MUNICIPAL BONDS - 18.4% (b)(c)
	ILLINOIS - 4.1%
1,175,000	Will-Kankakee Regional Development Authority, 0.23%, 8/1/36	1,175,000
	INDIANA - 0.7%
205,000	Palestine Econ Revenue Bond, 0.23%, 10/1/31	205,000
	MICHIGAN - 9.7%
500,000	Michigan State Strategic Fund, 0.18%, 10/1/15	500,000
715,000	Michigan State Strategic Fund, 0.25%, 11/1/22	715,000
450,000	Michigan State Strategic Fund, 0.22%, 10/1/27	450,000
540,000	Michigan State Strategic Fund, 0.23%, 4/1/31	540,000
565,000	Michigan State Strategic Fund, 0.23%, 12/1/31	565,000
		2,770,000
	OHIO - 3.9%
1,105,000	Hamilton Country Ohio Economic Development, 0.23%, 3/1/24	1,105,000
	TOTAL MUNICIPAL BONDS (Cost $5,255,000)	5,255,000

Shares	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
32,618	Rydex US Government Core Money Market Fund - 0.00% +	32,618
	TOTAL SHORT-TERM INVESTMENTS (Cost - $32,618)
	TOTAL INVESTMENTS - 51.7% (Cost - $14,753,861)(a)	$14,787,906
	CASH AND OTHER ASSETS LESS LIABILITIES - 48.3%	13,799,671
	NET ASSETS - 100.0%	$28,587,577

Number of
Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
94	MSCI EAFE Index mini, June 2015	$507,957
4	Nasdaq 100, June 2015	42,735
35	Russell Mini, June 2015	21,700
8	S&P 500, June 2015	93,863
29	S&P Midcap 400 E-mini, June 2015	53,849
	(Underlying Notional Amount $23,421,090)	$720,104

+ Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2015.
ETF - Exchange Traded Fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $14,753,974 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$35,610
Unrealized depreciation:	(1,678)
Net unrealized appreciation:	$33,932

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 27.3% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(d) Amount subject to equity price risk exposure.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments

April 30, 2015
Shares		Market Value
	MUTUAL FUNDS - 91.2%
	DEBT FUNDS - 91.2%
2,364,213	Aberdeen Global High Income Fund - Class I	$21,892,615
581,881	Allianz High Yield Bond Fund - Class I	5,504,593
2	American High-Income Trust - Class R-6	22
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	20
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
1,151,097	First Eagle High Yield Fund - Class I	11,142,614
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - N Shares	17
2	John Hancock Core High Yield Fund - Class I	21
4,285,137	JPMorgan High Yield Fund - Select Class	33,038,403
2	Lord Abbett High Yield Fund - Class I	15
6,608,403	MainStay High Yield Corporate Bond Fund - Class I	38,526,992
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	21
2	Nuveen High Income Bond Fund - Class I	17
1,916,148	Osterweis Strategic Income Fund - Class I	22,188,998
2,809,901	PIMCO High Yield Fund - Institutional Class	26,103,982
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund - Class Z	11
2	Putnam High Yield Trust - Class Y	16
2	RidgeWorth SEIX High Yield Fund - I Shares	18
3,524,965	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	33,169,924
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	18
1,737,584	Transamerica High Yield Bond - Class I	16,576,555
6	Waddell & Reed Advisors High Income Fund - Class Y	41
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $206,983,608)	208,145,037

	EXCHANGE TRADED FUNDS - 8.1%
	DEBT FUNDS - 8.1%
100,900	iShares iBoxx $ High Yield Corporate Bond ETF	9,180,891
233,000	SPDR Barclays High Yield Bond ETF	9,189,520
	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,267,282)	18,370,411

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Portfolio of Investments (Continued)

April 30, 2015
Shares		Market Value
	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUND - 0.1%
168,699	Rydex US Government Core Money Market Fund - 0.00% +	$168,699
	TOTAL SHORT-TERM INVESTMENTS (Cost - $168,699)

Principal
	MORTGAGE NOTE - 0.5% (b)
$1,200,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,200,000
	TOTAL MORTGAGE NOTE (Cost - $1,200,000)

	TOTAL INVESTMENTS - 99.9% (Cost - $226,619,589)(a)	$227,884,147
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.1%	223,843
	NET ASSETS - 100.0%	$228,107,990

+ Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2015.
ETF - Exchange Traded Fund.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $226,655,567 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,311,902
Unrealized depreciation:	(83,322)
Net unrealized appreciation:	$1,228,580

(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 0.5% and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Portfolio of Investments

April 30, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 11.9% (b)(c)
	AUTO PARTS & EQUIPMENT - 0.1%
$135,000	Bob Sumerel Tire Co., 0.29%, 4/1/19	$135,000

	BUILDING MATERIALS - 0.6%
535,000	Schulte Corp., 0.24%, 9/1/24	535,000

	COMMERCIAL SERVICES- 1.3%
55,000	Allen Temple African Methodist Episcopal Church, 0.29%, 7/1/22	55,000
398,000	Forward Corp., 0.24%, 12/1/30	398,000
350,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	350,000
325,000	Neighborhood Properties, Inc., 0.29%, 9/1/23	325,000
		1,128,000
	DIVERSIFIED FINANCIAL SERVICES - 8.6%
149,000	Hazelwood Christian Church, Inc., 0.29%, 4/1/56	149,000
365,000	Martin Road Investments/Gardner Family LLC, 0.29%, 10/1/27	365,000
360,000	Michigan Equity Group LLC, 0.24%, 4/1/34	360,000
125,000	New Tristate Ventures LLC, 0.24%, 5/1/26	125,000
178,000	Northeast Christian Church, Inc., 0.24%, 1/1/18	178,000
580,000	R&R Investments LLC, 0.24%, 10/1/36	580,000
480,000	RDV Finance LLC, 0.24%, 10/1/39	480,000
882,000	RDV Finance LLC, 0.24%, 3/1/40	882,000
165,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	165,000
135,000	Sheet Metal Workers Local #33, 0.29%, 2/1/31	135,000
210,000	Tile Shop of Michigan LLC, 0.29%, 4/1/28	210,000
4,020,000	TLC Realty LLC, 0.29%, 9/1/35	4,020,000
		7,649,000
	HEALTHCARE-SERVICES - 0.3%
280,000	Kingston Healthcare Co., 0.24%, 11/1/17	280,000

	REAL ESTATE - 1.0%
850,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	850,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $10,577,000)	10,577,000

	MUNICIPAL BONDS - 17.2% (b)(c)
	FLORIDA - 2.0%
1,765,000	Davie Florida EDU Parkway Christian, 0.23%, 11/1/27	1,765,000

	GEORGIA - 0.8%
700,000	DeKalb County Development Authority, 0.22%, 11/1/22	700,000

	ILLINOIS - 1.3%
730,000	Chicago Heights, 0.24%, 12/1/18	730,000
400,000	Will-Kankakee Illinois, 0.23%, 8/1/36	400,000
		1,130,000

See accompanying notes to financial statements.

Toews Hedged Core W Fund
Portfolio of Investments (Continued)

April 30, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 17.2% (b)(c)
	INDIANA - 2.0%
$766,000	Fort Wayne, 0.22%, 9/1/23	$766,000
385,600	Indiana State Finance Authority, 0.23%, 9/1/19	385,600
625,000	Indiana State Finance Authority, 0.23%, 9/1/31	625,000
		1,776,600
	KENTUCKY - 0.6%
130,000	Franklin County, 0.23%, 11/15/32	130,000
435,000	Georgetown Kentucky Industrial Building Revenue, 0.21%, 11/15/29	435,000
		565,000
	MICHIGAN - 7.2%
820,000	Genesee Country Economic Development Corp/MI, 0.22%, 4/1/30	820,000
245,000	Michigan Higher Education Facilities Authority, 0.21%, 1/1/36	245,000
505,000	Michigan State Strategic Fund, 0.22%, 8/1/24	505,000
4,810,000	Michigan State Strategic Fund, 0.23%, 3/1/37	4,810,000
		6,380,000
	OHIO - 3.3%
1,150,000	Cuyahoga County, 0.23%, 3/1/22	1,150,000
1,790,000	Parma Ohio Economic, 0.23%, 2/1/31	1,790,000
		2,940,000

	TOTAL MUNICIPAL BONDS (Cost $15,256,600)	15,256,600

	TOTAL INVESTMENTS - 29.1%
	(Cost - $25,833,600)(a)	$25,833,600
	CASH AND OTHER ASSETS LESS LIABILITIES - 70.9%	62,853,497
	NET ASSETS - 100.0%	$88,687,097

Number of
Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
962	MSCI EAFE Index mini, June 2015	$5,168,117
	(Underlying Notional Amount $91,111,020)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 29.1% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(d) Amount subject to equity price risk exposure.

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Portfolio of Investments

April 30, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 10.6% (b)(c)
	BUILDING MATERIALS - 0.7%
$615,000	Schulte Corp., 0.24%, 9/1/24	$615,000

	COMMERCIAL SERVICES- 3.1%
780,000	Allen Temple African Methodist Episcopal Church, 0.29%, 7/1/22	780,000
1,450,000	Cincinnati Hills Christian Academy, Inc., 0.24%, 7/1/28	1,450,000
370,000	Light of the World Christian Church, Inc., 0.29%, 7/1/22	370,000
		2,600,000
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
342,450	Community Church of Southport, Inc., 0.29%, 1/1/57	342,450
116,600	Garmong Development Co. LLC, 0.29%, 7/1/57	116,600
510,000	ICON Finance LLC, 0.29%, 5/15/26	510,000
853,000	RDV Finance LLC, 0.24%, 3/1/40	853,000
323,000	Tice Family LLC, 0.29%, 12/1/35	323,000
110,000	Tile Shop of Michigan LLC, 0.29%, 4/1/28	110,000
		2,255,050
	FOREST PRODUCTS & PAPER - 0.5%
400,000	Envelope Printery, Inc., 0.29%, 3/1/27	400,000

	HEALTHCARE - SERVICES - 0.8%
610,000	Kingston Healthcare Co., 0.24%, 3/1/18	610,000
85,000	New Lexington Clinic PSC, 0.29%, 12/1/27	85,000
		695,000
	REAL ESTATE - 2.8%
925,000	Carew Realty, Inc., 0.24%, 5/1/37	925,000
175,000	L3 Corp., 0.29%, 11/1/17	175,000
1,295,000	Silvio Properties LLC, 0.24%, 12/1/37	1,295,000
		2,395,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $8,960,050)	8,960,050

	MUNICIPAL BONDS- 19.2% (b)(c)
	FLORIDA - 0.6%
500,000	Florida State Development Finance Corp., 0.24%, 3/1/34	500,000

	INDIANA - 1.8%
1,000,000	Indiana Finance Authority, 0.23%, 12/1/28	1,000,000
500,000	Kendallville, Indiana Economic Rev., 0.25%, 3/1/26	500,000
		1,500,000

See accompanying notes to financial statements.

Toews Hedged Core L Fund
Portfolio of Investments (Continued)

April 30, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 19.2% (b)(c)
	MICHIGAN - 11.9%
$1,158,000	Michigan State Hospital Finance Authority, 0.21%, 2/1/22	$1,158,000
655,000	Michigan Strategic Fund, 0.24%, 5/1/18	655,000
905,000	Michigan Strategic Fund, 0.22%, 8/1/24	905,000
1,400,000	Michigan Strategic Fund, 0.25%, 3/1/27	1,400,000
270,000	Michigan Strategic Fund, 0.21%, 7/1/28	270,000
230,000	Michigan Strategic Fund, 0.23%, 4/1/31	230,000
2,500,000	Michigan Strategic Fund, 0.23%, 4/1/35	2,500,000
1,710,000	Michigan Strategic Fund, 0.25%, 3/1/36	1,710,000
1,270,000	Oakland County Economic Development Corp., 0.21%, 12/1/25	1,270,000
		10,098,000
	OHIO - 4.9%
205,000	Columbus-Franklin County Finance Authority, 0.23%, 6/1/27	205,000
200,000	County of Franklin, OH, 0.23%, 4/1/22	200,000
355,000	Highland County Joint Township Hospital District, 0.23%, 8/1/24	355,000
2,245,000	Mark Milford Hicksville Joint Township Hospital District, 0.23%, 12/1/37	2,245,000
1,190,000	Township of Harrison, OH, 0.22%, 12/1/24	1,190,000
		4,195,000

	TOTAL MUNICIPAL BONDS (Cost $16,293,000)	16,293,000

	TOTAL INVESTMENTS - 29.8%
	(Cost - $25,253,050)(a)	$25,253,050
	CASH AND OTHER ASSETS LESS LIABILITIES - 70.2%	59,454,764
	NET ASSETS - 100.0%	$84,707,814

Number of
Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
60	NASDAQ 100, June 2015	$640,995
118	S&P 500, June 2015	1,384,512
	TOTAL FUTURES CONTRACTS	$2,025,507
	(Underlying Notional Amount $87,777,050)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 29.8% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(d) Amount subject to equity price risk exposure.

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Portfolio of Investments

April 30, 2015
Principal		Market Value
	VARIABLE RATE BONDS & NOTES - 6.2% (b)(c)
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
$360,000	Buten Development, Ltd., 0.29%, 9/1/18	$360,000
94,000	Coventry Investors LLC, 0.29%, 3/1/26	94,000
600,000	Fornell Associates LLC, 0.29%, 7/1/23	600,000
585,000	ICON Finance LLC, 0.29%, 5/15/26	585,000
2,295,000	RDV Finance LLC, 0.24%, 10/1/39	2,295,000
824,000	Reynolds Road Fitness Center, Inc., 0.29%, 1/1/19	824,000
		4,758,000
	HEALTHCARE-SERVICES - 1.1%
875,000	Kingston Care Center of Fort Wayne LLC, 0.24%, 7/1/27	875,000
385,000	Kingston Healthcare Co., 0.24%, 11/1/17	385,000
		1,260,000
	HOME BUILDERS - 0.1%
60,000	Brookhaven Villas, Inc., 0.29%, 11/1/15	60,000

	LEISURE TIME - 0.4%
475,000	Mount Lookout Swim Club, Inc., 0.29%, 11/1/21	475,000

	REAL ESTATE - 0.5%
603,000	Camargo Manor Real Estate Holding Co. LLC, 0.29%, 12/1/30	603,000

	TOTAL VARIABLE RATE BONDS & NOTES (Cost $7,156,000)	7,156,000

	MUNICIPAL BONDS - 23.6% (b)(c)
	ILLINOIS - 1.1%
1,000,000	Orland Park, IL, 0.20%, 4/1/31	1,000,000
275,000	Will-Kankakee Regional Development Authority, 0.23%, 8/1/36	275,000
		1,275,000
	INDIANA - 1.9%
1,860,000	Indiana Finance Authority, 0.23%, 9/1/31	1,860,000
360,000	Kendallville, Indiana Economic Rev., 0.25%, 3/1/26	360,000
		2,220,000
	KENTUCKY - 0.3%
300,000	Lexington-Fayette, KY Urban County, 0.21%, 12/1/31	300,000

	MICHIGAN - 5.0%
1,045,000	Michigan Public Educational Facilities Authority, 0.23%, 10/1/35	1,045,000
600,000	Michigan State Hospital Finance Authority, 0.21%, 2/1/22	600,000
840,000	Michigan Strategic Fund, 0.24%, 5/1/18	840,000
105,000	Michigan Strategic Fund, 0.22%, 8/1/24	105,000
100,000	Michigan Strategic Fund, 0.24%, 11/1/24	100,000
1,620,000	Michigan Strategic Fund, 0.24%, 9/1/25	1,620,000
100,000	Michigan Strategic Fund, 0.18%, 10/1/25	100,000
1,300,000	Michigan Strategic Fund, 0.23%, 3/1/37	1,300,000
		5,710,000

See accompanying notes to financial statements.

Toews Hedged Core S Fund
Portfolio of Investments (Continued)

April 30, 2015
Principal		Market Value
	MUNICIPAL BONDS (Continued) - 23.6% (b)(c)
	OHIO - 5.2%
$440,000	City of Hamilton OH, 0.23%, 4/1/20	$440,000
895,000	City of Hamilton OH, 0.23%, 11/1/23	895,000
557,000	City of Hamilton OH, 0.23%, 9/1/25	557,000
3,765,000	County of Hamilton, OH Parking System Revenue, 0.22%, 12/1/26	3,765,000
280,000	County of Wood OH, 0.23%, 2/1/28	280,000
100,000	Highland County Ohio, 0.23%, 8/1/24	100,000
		6,037,000
	SOUTH CAROLINA - 3.5%
4,055,000	South Carolina Jobs-Economic Development Authority, 0.22%, 2/1/28	4,055,000

	TENNESSEE - 6.6%
7,500,000	Hendersonville Industrial Development Board, 0.23%, 5/1/36	7,500,000
180,000	Hendersonville Industrial Development Board, 0.29%, 5/1/36	180,000
		7,680,000

	TOTAL MUNICIPAL BONDS (Cost $27,277,000)	27,277,000

	TOTAL INVESTMENTS - 29.8%
	(Cost - $34,433,000)(a)	$34,433,000
	CASH AND OTHER ASSETS LESS LIABILITIES - 70.2%	81,074,134
	NET ASSETS - 100.0%	$115,507,134

Number of
Contracts		Unrealized Appreciation (d)
	FUTURES CONTRACTS
400	S&P Midcap 400 E-Mini, June 2015	$731,796
483	Russell Mini, June 2015	287,910
	TOTAL FUTURES CONTRACTS	$1,019,706
	(Underlying Notional Amount $118,612,120)

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from market value:

Unrealized appreciation:	$—
Unrealized depreciation:	—
Net unrealized appreciation:	$—

(b) Variable rate securities. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 29.8% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(d) Amount subject to equity price risk exposure.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments

April 30, 2015
Shares		Market Value
	MUTUAL FUNDS - 90.6%
	DEBT FUNDS - 90.6%
478,667	Aberdeen Global High Income Fund - Class I	$4,432,456
117,173	Allianz High Yield Bond Fund - Class I	1,108,461
2	American High-Income Trust - Class R-6	22
2	BlackRock High Yield Portfolio - Institutional Class	16
2	BMO Monegy High Yield Fund - Class I	20
2	Columbia High Yield Bond Fund - Class Z	6
2	Delaware High-Yield Opportunities Fund - Class A	8
2	Eaton Vance Income Fund of Boston - Institutional Shares	12
233,055	First Eagle High Yield Fund - Class I	2,255,973
2	Franklin High Income Fund - Advisor Class	4
2	Hartford High Yield Fund - Class Y	15
2	Ivy High Income Fund - Class I	16
2	Janus High-Yield Fund - N Shares	17
2	John Hancock Core High Yield Fund - Class I	21
867,584	JPMorgan High Yield Fund - Select Class	6,689,072
2	Lord Abbett High Yield Fund - Class I	15
1,337,961	MainStay High Yield Corporate Bond Fund - Class I	7,800,311
2	Morgan Stanley Institutional Fund Trust - High Yield Portfolio - Class IS	21
2	Nuveen High Income Bond Fund - Class I	17
387,950	Osterweis Strategic Income Fund - Class I	4,492,463
494,339	PIMCO High Yield Fund - Institutional Class	4,592,410
2	Principal High Yield Fund - Institutional Class	15
2	Prudential High Yield Fund, Inc. - Class Z	11
2	Putnam High Yield Trust - Class Y	16
2	RidgeWorth SEIX High Yield Fund - I Shares	18
709,825	SEI Institutional Investment Trust - High Yield Bond Fund - Class A	6,679,449
2	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	15
2	Touchstone High Yield Fund - Institutional Class	18
351,797	Transamerica High Yield Bond - Class I	3,356,148
707,919	Vanguard Inflation-Protected Securities Fund - Admiral Shares	18,667,810
2	Vanguard Short-Term Bond Index Fund - Class I	21
1,698,617	Vanguard Total Bond Market Index Fund - Class I	18,548,897
2	Waddell & Reed Advisors High Income Fund - Class Y	15
2	Western Asset High Yield Fund - Institutional Class	17
	TOTAL MUTUAL FUNDS (Cost - $78,420,811)	78,623,806

	EXCHANGE TRADED FUNDS - 6.0%
	DEBT FUNDS - 4.1%
18,800	iShares iBoxx $ High Yield Corporate Bond ETF	1,710,612
46,500	SPDR Barclays High Yield Bond ETF	1,833,960
		3,544,572
	EQUITY FUNDS - 1.9%
42,200	VelocityShares Daily Inverse VIX Short-Term ETN	1,684,624
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,907,093)	5,229,196

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Portfolio of Investments (Continued)

April 30, 2015
Shares		Market Value
	SHORT-TERM INVESTMENTS - 0.0% (c)
	MONEY MARKET FUND - 0.0% (c)
34,124	Rydex US Government Core Money Market Fund - 0.00% +	$34,124
	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,124)

Principal
	MORTGAGE NOTES - 3.2% (b)
$1,401,877	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	1,401,877
300,000	Aristone Realty Capital, 14.00%, due 12/1/15 - Property located in New York	300,000
750,267	Aristone Realty Capital, 12.00%, due 9/1/16 - Property located in New York	750,267
300,000	Aristone Realty Capital, 11.00%, due 11/1/16 - Property located in New York	300,000
	TOTAL MORTGAGE NOTES (Cost - $2,752,144) - Property located in New York	2,752,144

	TOTAL INVESTMENTS - 99.8% (Cost - $86,114,172)(a)	$86,639,270
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%	199,253
	NET ASSETS - 100.0%	$86,838,523

+ Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2015.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
(a) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $86,116,765 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$659,560
Unrealized depreciation:	(137,055)
Net unrealized appreciation:	$522,505

(b) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 3.2% of net assets and they have been fair valued under procedures adopted by the Trust’s Board of Trustees.
(c) Represents less than 0.05% of net assets and therefore rounds to 0.0%

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities
April 30, 2015

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
ASSETS:
Investments, at cost	$1,030,000	$14,753,861	$226,619,589	$25,833,600
Investments, at value	$1,030,000	$14,787,906	$227,884,147	$25,833,600
Cash and cash equivalents	1,626,929	12,241,332	179,734	57,785,741
Cash deposit with broker - futures margin balance	60,547	853,041	—	505,574
Due from advisor	9,968	—	—	—
Unrealized appreciation from futures contracts	89,475	720,104	—	5,168,117
Dividends and interest receivable	209	18,673	478,334	4,642
Receivable for Fund shares sold	153,350	12,208	66,843	66,443
Prepaid expenses and other assets	14,461	11,718	21,818	23,491
Total Assets	2,984,939	28,644,982	228,630,876	89,387,608

LIABILITIES:
Accrued advisory fees	—	21,041	192,352	56,985
Due to Broker	—	—	54,846	550,409
Payable for Fund shares redeemed	28,404	16,389	246,582	69,286
Accrued expenses and other liabilities	15,610	19,975	29,106	23,831
Total Liabilities	44,014	57,405	522,886	700,511

Net Assets	$2,940,925	$28,587,577	$228,107,990	$88,687,097

NET ASSETS CONSIST OF:
Paid in capital	$11,237,881	$28,208,228	$228,582,787	$90,757,835
Accumulated net investment income (loss)	(18,013)	—	866,969	(305,600)
Accumulated net realized loss on investments and futures contracts	(8,368,418)	(374,800)	(2,606,324)	(6,933,255)
Net unrealized appreciation on investments and futures contracts	89,475	754,149	1,264,558	5,168,117
Net Assets	$2,940,925	$28,587,577	$228,107,990	$88,687,097

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	434,292	2,700,766	21,204,401	9,943,696
Net Asset Value, offering price and redemption price per share	$6.77	$10.58	$10.76	$8.92

See accompanying notes to financial statements.

Toews Funds
Statements of Assets and Liabilities (Continued)
April 30, 2015

	Toews Hedged Core L	Toews Hedged Core S	Toews Unconstrained Income
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$25,253,050	$34,433,000	$86,114,172
Investments, at value	$25,253,050	$34,433,000	$86,639,270
Cash and cash equivalents	53,844,012	75,071,463	69,126
Cash deposit with broker - futures margin balance	3,765,630	5,126,655	—
Unrealized appreciation from futures contracts	2,025,507	1,019,706	—
Dividends and interest receivable	5,499	12,148	146,008
Receivable for Fund shares sold	18,385	27,420	127,234
Prepaid expenses and other assets	23,970	20,003	20,709
Total Assets	84,936,053	115,710,395	87,002,347

LIABILITIES:
Accrued advisory fees	37,102	77,191	47,591
Payable for Fund shares redeemed	167,833	100,808	92,972
Accrued expenses and other liabilities	23,304	25,262	23,261
Total Liabilities	228,239	203,261	163,824

Net Assets	$84,707,814	$115,507,134	$86,838,523

NET ASSETS CONSIST OF:
Paid in capital	$82,847,727	$115,195,435	$87,168,960
Accumulated net investment loss	—	(423,497)	—
Accumulated net realized loss on investments and futures contracts	(165,420)	(284,510)	(855,535)
Net unrealized appreciation on investments and futures contracts	2,025,507	1,019,706	525,098
Net Assets	$84,707,814	$115,507,134	$86,838,523

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,524,027	10,705,437	8,645,547
Net Asset Value, offering price and redemption price per share	$11.26	$10.79	$10.04

See accompanying notes to financial statements.

Toews Funds
Statements of Operations
For the Year Ended April 30, 2015

	Toews Hedged	Toews Hedged	Toews Hedged	Toews Hedged
	Core Frontier	Growth Allocation	High Yield Bond	Core W
	Fund	Fund	Fund	Fund
Investment Income:
Interest income	$6,645	$43,494	$136,245	$138,090
Dividend income	—	282,290	6,742,111	—
Total Investment Income	6,645	325,784	6,878,356	138,090

Operating Expenses:
Investment advisory fees	62,186	327,068	1,807,788	851,330
Administration fees	5,434	26,926	126,886	63,861
Registration fees	19,998	18,998	19,998	18,002
Fund accounting fees	1,553	10,308	54,424	26,331
Legal Fees	6,897	8,957	14,321	10,615
Transfer agent fees	3,909	9,307	34,551	19,224
Audit Fee	14,000	14,000	14,000	14,000
Non 12b-1 shareholder servicing fees	12,581	23,305	206,834	160,006
Printing expenses	2,361	5,139	21,219	13,737
Compliance officer fees	692	3,723	17,208	9,172
Trustees’ fees	11,394	11,393	9,049	11,393
Insurance expenses	3	187	3,511	2,941
Miscellaneous expenses	545	838	5,795	4,650
Total Operating Expenses	141,553	460,149	2,335,584	1,205,262

Less: Expenses waived by Adviser	(66,942)	(51,506)	(72,603)	(140,617)
Net Operating Expenses	74,611	408,643	2,262,981	1,064,645

Net Investment Income (Loss)	(67,966)	(82,859)	4,615,375	(926,555)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	—	(89,868)	(2,305,708)	—
Futures contracts	102,185	(46,181)	—	(3,643,043)
Distributions of capital gains from underlying investment companies	—	1,713	6,106	—
Net change in unrealized appreciation (depreciation) on:
Investments	—	(53,695)	(516,265)	—
Futures contracts	55,945	573,622	—	3,894,527
Net Realized and Unrealized Gain (Loss) on Investments	158,130	385,591	(2,815,867)	251,484

Net Increase (Decrease) in Net Assets Resulting From Operations	$90,164	$302,732	$1,799,508	$(675,071)

See accompanying notes to financial statements.

Toews Funds
Statements of Operations (Continued)
For the Year Ended April 30, 2015

	Toews Hedged Core L	Toews Hedged Core S	Toews Unconstrained Income
	Fund	Fund	Fund
Investment Income:
Interest income	$144,304	$179,554	$262,151
Dividend income	—	—	2,177,977
Total Investment Income	144,304	179,554	2,440,128

Operating Expenses:
Investment advisory fees	928,800	1,181,373	788,287
Administration fees	68,791	87,346	57,475
Registration fees	18,998	22,007	19,998
Fund accounting fees	29,288	36,597	24,401
Legal Fees	11,157	12,406	10,109
Transfer agent fees	21,346	24,748	17,635
Audit Fee	14,000	14,000	14,000
Non 12b-1 shareholder servicing fees	170,482	171,104	106,802
Printing expenses	14,558	15,510	9,867
Compliance officer fees	10,189	12,964	7,931
Trustees’ fees	11,393	11,394	11,394
Insurance expenses	2,416	3,357	1,748
Miscellaneous expenses	5,455	6,079	8,524
Total Operating Expenses	1,306,873	1,598,885	1,078,171

Less: Expenses waived by Adviser	(145,360)	(121,747)	(91,987)
Net Operating Expenses	1,161,513	1,477,138	986,184

Net Investment Income (Loss)	(1,017,209)	(1,297,584)	1,453,944

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	(213)	186	(336,925)
Futures contracts	4,988,940	207,141	—
Distributions of capital gains from underlying investment companies	—	—	47,197
Net change in unrealized appreciation (depreciation) on:
Investments	—	—	(318,410)
Futures contracts	2,025,507	1,019,706	—
Net Realized and Unrealized Gain (Loss) on Investments	7,014,234	1,227,033	(608,138)

Net Increase (Decrease) in Net Assets Resulting From Operations	$5,997,025	$(70,551)	$845,806

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets

	Toews Hedged Core Frontier		Toews Hedged Growth Allocation		Toews Hedged High Yield Bond
	Fund (a)		Fund		Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
Operations:
Net investment income (loss)	$(67,966)	$(89,389)	$(82,859)	$711	$4,615,375	$3,931,950
Net realized gain (loss) on investments and futures contracts	102,185	(599,671)	(136,049)	2,851,536	(2,305,708)	971,754
Distributions of capital gains from underlying investment companies	—	—	1,713	22,969	6,106	491,065
Net change in unrealized appreciation (depreciation) on investments and futures contracts	55,945	33,530	519,927	(608,227)	(516,265)	(55,107)
Net increase (decrease) in net assets resulting from operations	90,164	(655,530)	302,732	2,266,989	1,799,508	5,339,662

Distributions to Shareholders:
From net realized gains	—	—	(423,622)	(138,810)	(401,020)	(2,185,837)
From net investment income	—	—	—	(56,883)	(4,230,554)	(4,435,888)
Total Dividends and Distributions to Shareholders	—	—	(423,622)	(195,693)	(4,631,574)	(6,621,725)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	1,827,165	3,796,260	17,760,982	20,476,146	187,489,145	83,444,149
Reinvestment of dividends and distributions	—	—	307,637	168,670	4,228,886	5,652,879
Cost of shares redeemed	(4,053,804)	(5,487,689)	(19,305,515)	(18,587,510)	(83,486,425)	(48,256,735)
Net increase (decrease) in net assets from share transactions of beneficial interest	(2,226,639)	(1,691,429)	(1,236,896)	2,057,306	108,231,606	40,840,293

Total Increase (Decrease) in Net Assets	(2,136,475)	(2,346,959)	(1,357,786)	4,128,602	105,399,540	39,558,230

Net Assets:
Beginning of year/period	5,077,400	7,424,359	29,945,363	25,816,761	122,708,450	83,150,220
End of year/period*	$2,940,925	$5,077,400	$28,587,577	$29,945,363	$228,107,990	$122,708,450
* Includes accumulated net investment income (loss) at end of year/period	$(18,013)	$(20,996)	$—	$274	$866,969	$—

Share Activity:
Shares Sold	263,177	563,410	1,675,617	1,977,097	17,311,886	7,616,993
Shares Reinvested	—	—	29,524	15,942	391,199	522,380
Shares Redeemed	(599,839)	(822,266)	(1,842,147)	(1,828,949)	(7,739,272)	(4,420,947)
Net increase (decrease) in shares of beneficial interest outstanding	(336,662)	(258,856)	(137,006)	164,090	9,963,813	3,718,426

(a) Formerly known as Toews Hedged Emerging Markets Fund

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core W		Toews Hedged Core L
	Fund (a)		Fund (b)

	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014
Operations:
Net investment income (loss)	$(926,555)	$(693,207)	$(1,017,209)	$(719,961)
Net realized gain (loss) on investments and futures contracts	(3,643,043)	1,309,677	4,988,727	11,356,220
Net change in unrealized appreciation (depreciation) on investments and futures contracts	3,894,527	(672,735)	2,025,507	(1,297,905)
Net increase (decrease) in net assets resulting from operations	(675,071)	(56,265)	5,997,025	9,338,354

Distributions to Shareholders:
From net realized gains	—	(283,794)	(7,633,112)	(8,507,104)
From return of capital	—	(262,755)	—	—
Total Dividends and Distributions to Shareholders	—	(546,549)	(7,633,112)	(8,507,104)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	36,039,860	43,064,922	35,477,377	46,964,270
Reinvestment of dividends and distributions	—	527,801	7,407,331	8,174,949
Cost of shares redeemed	(25,062,060)	(11,474,641)	(40,411,347)	(15,157,386)
Net increase in net assets from share transactions of beneficial interest	10,977,800	32,118,082	2,473,361	39,981,833

Total Increase in Net Assets	10,302,729	31,515,268	837,274	40,813,083

Net Assets:
Beginning of year/period	78,384,368	46,869,100	83,870,540	43,057,457
End of year/period*	$88,687,097	$78,384,368	$84,707,814	$83,870,540
* Includes accumulated net investment loss at end of year/period	$(305,600)	$(256,040)	$—	$—

Share Activity:
Shares Sold	4,097,592	4,778,694	3,053,003	4,021,157
Shares Reinvested	—	56,998	646,928	715,845
Shares Redeemed	(2,874,816)	(1,274,725)	(3,523,290)	(1,304,179)
Net increase in shares of beneficial interest outstanding	1,222,776	3,560,967	176,641	3,432,823

(a) Formerly known as Toews Hedged International Developed Markets Fund
(b) Formerly known as Toews Hedged Large Cap Fund

See accompanying notes to financial statements.

Toews Funds
Statements of Changes in Net Assets (Continued)

	Toews Hedged Core S		Toews Unconstrained
	Fund (b)		Income Fund

				Period
	Year Ended	Year Ended	Year Ended	Ended
	April 30, 2015	April 30, 2014	April 30, 2015	April 30, 2014 (a)
Operations:
Net investment income (loss)	$(1,297,584)	$(962,104)	$1,453,944	$1,070,751
Net realized gain (loss) on investments and futures contracts	207,327	15,348,903	(336,925)	(8,595)
Distributions of capital gains from underlying investment companies	—	—	47,197	149,537
Net change in unrealized appreciation (depreciation) on investments and futures contracts	1,019,706	(1,880,325)	(318,410)	843,508
Net increase (decrease) in net assets resulting from operations	(70,551)	12,506,474	845,806	2,055,201

Distributions to Shareholders:
From net realized gains	(3,803,293)	(10,710,335)	(518,959)	(85,191)
From net investment income	—	—	(1,421,854)	(1,216,805)
Total Dividends and Distributions to Shareholders	(3,803,293)	(10,710,335)	(1,940,813)	(1,301,996)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	42,937,352	51,423,672	47,847,112	65,805,737
Reinvestment of dividends and distributions	3,697,378	10,295,799	1,859,487	1,194,669
Cost of shares redeemed	(35,186,702)	(18,417,264)	(23,162,240)	(6,364,440)
Net increase in net assets from share transactions of beneficial interest	11,448,028	43,302,207	26,544,359	60,635,966

Total Increase in Net Assets	7,574,184	45,098,346	25,449,352	61,389,171

Net Assets:
Beginning of year/period	107,932,950	62,834,604	61,389,171	—
End of year/period*	$115,507,134	$107,932,950	$86,838,523	$61,389,171
* Includes accumulated net investment loss at end of year/period	$(423,497)	$—	$—	$—

Share Activity:
Shares Sold	3,871,506	4,512,958	4,710,519	6,560,051
Shares Reinvested	336,737	923,390	184,457	118,655
Shares Redeemed	(3,211,240)	(1,630,583)	(2,297,311)	(630,824)
Net increase in shares of beneficial interest outstanding	997,003	3,805,765	2,597,665	6,047,882

(a) The Toews Unconstrained Income Fund commenced operations on August 28, 2013.
(b) Formerly known as Toews Hedged Small & Mid Cap Fund

See accompanying notes to financial statements.

Toews Hedged Core Frontier Fund*
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Year
	ended	ended	ended	ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011

Net asset value, beginning of period	$6.59	$7.21	$7.16	$12.09	$12.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.10)	(0.09)	(0.10)	(0.13)	0.02
Net realized and unrealized gain (loss) on investments	0.28	(0.53)	0.15	(3.74)	0.05
Total from investment operations	0.18	(0.62)	0.05	(3.87)	0.07
LESS DISTRIBUTIONS:
From net investment income	—	—	—	(0.09)	—
From net realized gains on investments	—	—	—	(0.97)	(0.83)
Total distributions	—	—	—	(1.06)	(0.83)
Net asset value, end of period	$6.77	$6.59	$7.21	$7.16	$12.09

Total return (b)	2.73%	(8.60)%	0.70%	(31.65)%	0.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$2,941	$5,077	$7,424	$8,707	$38,760
Ratios to average net assets
Expenses, net of reimbursement (c)	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses, before reimbursement (c)	2.85%	2.36%	2.24%	2.06%	1.76%
Net investment income (loss), net of reimbursement (c) (d)	(1.37)%	(1.39)%	(1.39)%	(1.41)%	0.20%
Net investment income (loss), before reimbursement (c) (d)	(2.71)%	(2.26)%	(2.13)%	(1.98)%	(0.06)%
Portfolio turnover rate	17%	0%	114%	107%	419%

* Fund changed name from Toews Hedged Emerging Markets Fund to Toews Hedged Core Frontier Fund, effective 8/31/2014.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Does not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Toews Hedged Growth Allocation Fund
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year		For the Year	For the Period
	ended	ended	ended		ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013		April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$10.55	$9.66	$8.50		$10.84	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)	(0.03)	0.00 **	0.03		0.00 **	0.10
Net realized and unrealized gain (loss) on investments	0.19	0.99	1.13		(1.45)	0.81
Total from investment operations	0.16	0.99	1.16		(1.45)	0.91
LESS DISTRIBUTIONS:
From net investment income	—	(0.03)	(0.00	) **	(0.01)	(0.07)
From net realized gains on investments	(0.13)	(0.07)	—		(0.88)	—
Total distributions	(0.13)	(0.10)	(0.00)		(0.89)	(0.07)
Net asset value, end of period	$10.58	$10.55	$9.66		$8.50	$10.84

Total return (b)	1.50%	10.17%	13.70%		(12.75)%	9.17	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$28,588	$29,945	$25,817		$20,887	$38,382
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%		1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.41%	1.45%	1.60%		1.65%	1.62	% (c)
Net investment income (loss), net of reimbursement (d)(e)	(0.25)%	0.00%	0.35%		(0.04)%	1.32	% (c)
Net investment income (loss), before reimbursement (d)(e)	(0.41)%	(0.20)%	0.00%		(0.37)%	0.95	% (c)
Portfolio turnover rate	409%	193%	147%		388%	246	% (f)

* The Fund commenced operations on August 2, 2010.
** Per share amount represents less than $0.01 per share.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged High Yield Bond Fund
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$10.92	$11.05	$10.60	$10.69	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.28	0.44	0.59	0.44	0.56
Net realized and unrealized gain (loss) on investments	(0.17)	0.16	0.50	0.01	0.68
Total from investment operations	0.11	0.60	1.09	0.45	1.24
LESS DISTRIBUTIONS:
From net investment income	(0.25)	(0.48)	(0.55)	(0.41)	(0.54)
From net realized gains on investments	(0.02)	(0.25)	(0.09)	(0.13)	(0.01)
Total distributions	(0.27)	(0.73)	(0.64)	(0.54)	(0.55)
Net asset value, end of period	$10.76	$10.92	$11.05	$10.60	$10.69

Total return (b)	1.05%	5.60%	9.41%	4.41%	12.61	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$228,108	$122,708	$83,150	$47,282	$29,726
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.29%	1.39%	1.44%	1.52%	1.75	% (c)
Net investment income, net of reimbursement (d)(e)	2.55%	3.98%	5.07%	4.21%	6.02	% (c)
Net investment income, before reimbursement (d)(e)	2.51%	3.84%	4.88%	3.94%	5.52	% (c)
Portfolio turnover rate	797%	302%	232%	422%	178	% (f)

*The Fund commenced operations on June 4, 2010.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core W Fund***
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$8.99	$9.08	$7.72	$10.78	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.10)	(0.10)	(0.09)	(0.10)	0.00	**
Net realized and unrealized gain (loss) on investments	0.03	0.09	1.45	(2.69)	0.87
Total from investment operations	(0.07)	(0.01)	1.36	(2.79)	0.87
LESS DISTRIBUTIONS:
From net investment income	—	—	—	—	(0.06)
From net realized gains on investments	—	(0.04)	—	(0.27)	(0.03)
From return of capital	—	(0.04)	—	—	—
Total distributions	—	(0.08)	—	(0.27)	(0.09)
Net asset value, end of period	$8.92	$8.99	$9.08	$7.72	$10.78

Total return (b)	(0.78)%	(0.17)%	17.62%	(25.88)%	8.67	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$88,687	$78,384	$46,869	$31,926	$26,318
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.42%	1.44%	1.57%	1.54%	1.84	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.09)%	(1.16)%	(1.15)%	(1.18)%	(0.02	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.25)%	(1.35)%	(1.48)%	(1.47)%	(0.61	)% (c)
Portfolio turnover rate	15%	0%	140%	44%	529	% (f)

*The Fund commenced operations on June 4, 2010.
**Per share amount represents less than $0.01 per share.
*** Fund changed name from Toews Hedged International Developed Markets Fund to Toews Hedged Core W Fund, effective 8/31/2014.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core L Fund**
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$11.42	$11.00	$9.88	$11.16	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.13)	(0.14)	(0.12)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.92	2.10	1.24	(0.78)	1.72
Total from investment operations	0.79	1.96	1.12	(0.90)	1.61
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.95)	(1.54)	—	(0.38)	(0.45)
Total distributions	(0.95)	(1.54)	—	(0.38)	(0.45)
Net asset value, end of period	$11.26	$11.42	$11.00	$9.88	$11.16

Total return (b)	6.78%	17.82%	11.34%	(7.67)%	16.21	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$84,708	$83,871	$43,057	$32,747	$23,998
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement(d)	1.41%	1.41%	1.56%	1.57%	1.85	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.09)%	(1.16)%	(1.15)%	(1.18)%	(1.15	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.25)%	(1.32)%	(1.46)%	(1.50)%	(1.76	)% (c)
Portfolio turnover rate	18%	18%	84%	51%	0	% (f)

*The Fund commenced operations on June 4, 2010.
** Fund changed name from Toews Hedged Large Cap Fund to Toews Hedged Core L Fund, effective 8/31/2014.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Hedged Core S Fund**
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Year	For the Year	For the Year	For the Period
	ended	ended	ended	ended	ended
	April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*

Net asset value, beginning of period	$11.12	$10.65	$9.52	$11.74	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss (a)	(0.12)	(0.13)	(0.11)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	0.13	2.06	1.24	(1.50)	2.22
Total from investment operations	0.01	1.93	1.13	(1.62)	2.11
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.34)	(1.46)	—	(0.60)	(0.37)
Total distributions	(0.34)	(1.46)	—	(0.60)	(0.37)
Net asset value, end of period	$10.79	$11.12	$10.65	$9.52	$11.74

Total return (b)	0.07%	18.05%	11.87%	(13.30)%	21.26	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$115,507	$107,933	$62,835	$47,999	$34,909
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25%	1.25%	1.25%	1.25	% (c)
Expenses, before reimbursement(d)	1.35%	1.41%	1.49%	1.52%	1.71	% (c)
Net investment loss, net of reimbursement (d)(e)	(1.10)%	(1.16)%	(1.16)%	(1.19)%	(1.16	)% (c)
Net investment loss, before reimbursement (d)(e)	(1.20)%	(1.31)%	(1.40)%	(1.46)%	(1.62	)% (c)
Portfolio turnover rate	18%	0%	89%	65%	0	% (f)

*The Fund commenced operations on June 4, 2010.
** Fund changed name from Toews Hedged Small & Mid Cap Fund to Toews Hedged Core S Fund, effective 8/31/2014.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Unconstrained Income Fund
Financial Highlights
Selected data based on a share outstanding throughout each period

	For the Year	For the Period
	ended	Ended
	April 30, 2015	April 30, 2014*

Net asset value, beginning of period	$10.15	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.19	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	0.20
Total from investment operations	0.13	0.42
LESS DISTRIBUTIONS:
From net investment income	(0.18)	(0.25)
From net realized gains on investments	(0.06)	(0.02)
Total distributions	(0.24)	(0.27)
Net asset value, end of period	$10.04	$10.15

Total return (b)	1.44%	4.08	% (f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$86,839	$61,389
Ratios to average net assets
Expenses, net of reimbursement (d)	1.25%	1.25	% (c)
Expenses, before reimbursement (d)	1.37%	1.44	% (c)
Net investment income, net of reimbursement (d)(e)	1.84%	3.30	% (c)
Net investment income, before reimbursement (d)(e)	1.73%	3.12	% (c)
Portfolio turnover rate	632%	221	% (f)

*The Fund commenced operations on August 28, 2013.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions if any. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods of less than one year.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Not annualized.

See accompanying notes to financial statements.

Toews Funds

Notes to Financial Statements
April 30, 2015

NOTE 1. ORGANIZATION

The Toews Hedged Core Frontier Fund (formerly the Toews Hedged Emerging Markets Fund) (the "Core Frontier Fund"), Toews Hedged Growth Allocation Fund (the "Growth Allocation Fund"), Toews Hedged High Yield Bond Fund (the "High Yield Bond Fund"), Toews Hedged Core W Fund (formerly the Toews Hedged International Developed Markets Fund) (the "Core W Fund"), Toews Hedged Core L Fund (formerly the Toews Hedged Large Cap Fund) (the "Core L Fund"), Toews Hedged Core S Fund (formerly the Toews Hedged Small & Mid Cap Fund) (the "Core S Fund") and Toews Unconstrained Income Fund (the "Unconstrained Income Fund") (each a "Fund", collectively the "Funds") are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The primary investment objective of each Fund is as follows:

Fund	Primary Objective
Core Frontier Fund	Long Term Growth of Capital
Growth Allocation Fund	Long Term Growth of Capital
High Yield Bond Fund	High Level of Current Income
Core W Fund	Long Term Growth of Capital
Core L Fund	Long Term Growth of Capital
Core S Fund	Long Term Growth of Capital
Unconstrained Income Fund	Income and Long Term Growth of Capital

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading  session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at  the NASDAQ Official Closing Price (“NOCP").  In the absence of a sale such securities shall be valued at the mean between the  current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence  of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each  day by an independent pricing service approved by the Trust’s Board of Trustees (the "Board") based on methods which include  consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from  dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments  that mature in 60 days or less may be valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Funds’ prospectus for a full listing of risks associated with these investments. The following tables summarize the inputs used as of April 30, 2015 for the Funds’ assets measured at fair value:

Core Frontier Fund

Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$1,030,000	$—	$1,030,000
Futures Contracts**	89,475	—	—	89,475
Total	$89,475	$1,030,000	$—	$1,119,475

Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$6,290,372	$—	$—	$6,290,372
Exchange Traded Funds*	654,916	—	—	654,916
Variable Rate Bonds & Notes*	—	2,555,000	—	2,555,000
Municipal Bonds*	—	5,255,000	—	5,255,000
Short-Term Investments	32,618	—	—	32,618
Futures Contracts**	720,104	—	—	720,104
Total	$7,698,010	$7,810,000	$—	$15,508,010

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$208,145,037	$—	$—	$208,145,037
Exchange Traded Funds*	18,370,411	—	—	18,370,411
Short-Term Investments	168,699	—	—	168,699
Mortgage Notes	—	—	1,200,000	1,200,000
Total	$226,684,147	$—	$1,200,000	$227,884,147

Core W Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$10,577,000	$—	$10,577,000
Municipal Bonds*	—	15,256,600	—	15,256,600
Futures Contracts**	5,168,117	—	—	5,168,117
Total	$5,168,117	$25,833,600	$—	$31,001,717

Core L Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$8,960,050	$—	$8,960,050
Municipal Bonds*	—	16,293,000	—	16,293,000
Futures Contracts**	2,025,507	—	—	2,025,507
Total	$2,025,507	$25,253,050	$—	$27,278,557

Core S Fund
Assets	Level 1	Level 2	Level 3	Total
Variable Rate Bonds & Notes*	$—	$7,156,000	$—	$7,156,000
Municipal Bonds*	—	27,277,000	—	27,277,000
Futures Contracts**	1,019,706	—	—	1,019,706
Total	$1,019,706	$34,433,000	$—	$35,452,706

Toews Funds

Notes to Financial Statements (Continued)

April 30, 2015

Unconstrained Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$78,623,806	$—	$—	$78,623,806
Exchange Traded Funds*	5,229,196	—	—	5,229,196
Short Term Investments	34,124	—	—	34,124
Mortgage Notes	—	—	2,752,144	2,752,144
Total	$83,887,126	$—	$2,752,144	$86,639,270

*Please refer to the Portfolio of Investments for industry classifications.
**Represents cumulative unrealized gain at April 30, 2015.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the High Yield Bond Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any level at the end of the period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	High Yield Bond Fund	Unconstrained Income Fund
	Mortgage Note	Mortgage Notes
Balance, April 30, 2014	$—	$—
Net realized gains	—	—
Change in unrealized appreciation
(depreciation)	—	—
Purchase of Investments	1,200,000	2,752,144
Reinvestment of dividends	—	—
Proceeds from sales of investments	—	—
Interest earned from investments	—	—
Net Transfers in/out of level 3	—	—
Ending balance	$1,200,000	$2,752,144

There was no change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at April 30, 2015.

The unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Mortgage Note Investment are the investment’s interest payments, which are evaluated to determine that payments continue to be received in a timely fashion. Cost approximates fair value and the following factors are evaluated: the credit and interest rate risk of the issuer, lease terms, tenant quality and collateral type and value. Significant changes in these inputs could result in a significantly lower fair value measurement.

Exchange Traded Funds (“ETFs") - The Funds may invest in exchange traded funds.  ETFs are a type of index fund bought and sold on  a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the  performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain  exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  There are risks of owning the  underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile.   Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk  - ETFs, mutual funds and ETNs are subject to investment advisory fees or  management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on  investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

Mortgage Notes - The Funds may invest in various tranches of private, short-term mortgage notes.  As of April 30, 2015, the  mortgage note investments held represented first lien interests on properties in New York City, New York, and entitle the Funds to  receive returns that are typically greater than traditional fixed income investments.   The Funds may purchase these Notes to gain a  higher yield than traditional debt obligations.  Based on the nature of these short term mortgage notes, the valuation committee  meets periodically and reviews each investment in order to determine their value.  The valuation committee will review property  appraisals, loan-to-value ratios, projected cash flows, payment history, and other mortgage data specific to the region each of the  properties are located in to determine the fair market value of the investments.  The mortgage notes are thinly traded and for this  reason are valued using the Trust’s fair value policies and procedures as established by the valuation committee.  For this reason,  and based on the nature of the inputs, the mortgage notes have been determined to be Level 3 investments.  The mortgage note  investments are subject to credit and interest rate risk of the issuer, other risks include the underlying collateral associated with the  mortgage notes.

Futures – The Funds are subject to equity price risk in the normal course of pursuing its investment objective. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the "net unrealized appreciation from future contracts" account. Periodically, the Funds receive from or pays to the broker a specified amount of cash based upon changes in the "net unrealized appreciation from open future contracts" account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to the Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Fund’s futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, the Fund’s exposure is equal to the notional value of contracts held. The Fund’s obligations will generally equal only the amount to be paid or received through the Futures Contracts.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

As of and for the year ended April 30, 2015, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

Fund	Statements of Assets and Liabilities Net Unrealized Appreciation (Depreciation)*	Statements of Operations Change in Unrealized Appreciation (Depreciation)	Statements of Operations Realized Gain (Loss)
Core Frontier Fund	$89,475	$55,945	$102,185
Growth Allocation Fund	720,104	573,622	(46,181)
Core W Fund	5,168,117	3,894,527	(3,643,043)
Core L Fund	2,025,507	2,025,507	4,988,940
Core S Fund	1,019,706	1,019,706	207,141

Such figures can be found on the Statements of Assets & Liabilities and Statements of Operations.
*Cumulative unrealized gain on futures contracts.

Offsetting of Financial Assets and Derivative Assets and Liabilities–

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

The Funds’ policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative.  The following  tables show additional information regarding derivatives and the offsetting of assets and liabilities at April 30, 2015.

Core Frontier Fund

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)		Net Amount
Futures contracts	$89,475	$—	$89,475	$—	$89,475	(1)	$—
Total	$89,475	$—	$89,475	$—	$89,475		$—

Growth Allocation Fund

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)		Net Amount
Futures contracts	$720,104	$—	$720,104	$—	$720,104	(1)	$—
Total	$720,104	$—	$720,104	$—	$720,104		$—

Core W Fund

				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)		Net Amount
Futures contracts	$5,168,117	$—	$5,168,117	$—	$5,168,117	(1)	$—
Total	$5,168,117	$—	$5,168,117	$—	$5,168,117		$—

Core L Fund
				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Assets:
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)		Net Amount
Futures contracts	$2,025,507	$—	$2,025,507	$—	$2,025,507	(1)	$—
Total	$2,025,507	$—	$2,025,507	$—	$2,025,507		$—

Core S Fund

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

Assets:				Gross Amounts Not Offset in the Statement of Assets & Liabilities

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/(Received)		Net Amount
Futures contracts	$1,019,706	$—	$1,019,706	$—	$1,019,706	(1)	$—
Total	$1,019,706	$—	$1,019,706	$—	$1,019,706		$—

(1) Any cash over collateralization of financial instruments held on deposit with broker is not shown in the tables herein

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits  with a financial institution with original maturities of three months or less.  The assets of each Fund may be placed in deposit  accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC") insurance limits. The FDIC  insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial  institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place  deposits only with those counterparties which are believed to be creditworthy.

Security Transactions and Investment Income – Investment security transactions are accounted for no later than the first business  day after the trade date, except for reporting purposes when transactions are recorded on the trade date.  Cost is determined and  gains and losses are calculated based upon the specific identification method for both financial statement and federal income tax  purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase  discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not  readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and  type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code  applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no  provision for Federal income taxes is required in the financial statements.  The Funds recognize the tax benefits of uncertain tax  positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities.  Management  has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related  to uncertain tax positions taken on returns filed for the open tax years for Core Frontier Fund, Growth Allocation Fund, High Yield  Bond Fund, Core W Fund, Core L Fund, and Core S Fund (2012-2014) and for Unconstrained Income Fund (2014), or expected to be  taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as United States, and the State of Nebraska.   The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of  Operations.  During the period, the Funds did not incur any interest or penalties.  Generally, tax authorities can examine tax returns  filed for the last three years.

Dividends and Distributions - The Funds will pay dividends from net investment income, if any, at least annually and will declare and  pay distributions from net realized capital gains, if any, annually, except for the High Yield Bond and the Unconstrained Income  Fund, which will pay dividends from net investment income, if any, monthly, and pay distributions from net realized capital gains, if  any, annually.  The amounts of distributions from net investment income and capital gains are determined in accordance with  federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in  the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification - The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their  duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of  representations and warranties and which provide general indemnities.  Each Fund’s maximum exposure under these arrangements

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on  experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with Toews Corporation (the "Advisor") with respect to the Funds.  The  Advisor has overall supervisory responsibility for the general management and investment of the Funds and its securities portfolios.   The Advisor receives a monthly fee payable by the Funds calculated at an annual rate of 1.25% of the average daily net assets of the  Core Frontier Fund and 1.00% of the average daily net assets of each of the Growth Allocation, High Yield Bond, Core W, Core L,  Core S and Unconstrained Income Funds.

The Advisor has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses (exclusive  of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and  expenses associated with investments in other collective investment vehicles or derivative instruments (including for example  option and swap fees and expense), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and  extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual  indemnification of Fund service providers (other than the Advisor) at least until August 31, 2015, so that the total annual operating  expenses of the Core Frontier Fund does not exceed 1.50% of the Fund’s average net assets, and the expenses of the Growth  Allocation, High Yield Bond, Core W, Core L, Core S and Unconstrained Income Funds do not exceed 1.25% of the Fund’s average net  assets.  For the year ended April 30, 2015, the Advisor earned and waived the following fees:

Fund	Fees Earned	Fees Waived
Core Frontier Fund	$62,186	$66,942
Growth Allocation Fund	327,068	51,506
High Yield Bond Fund	1,807,788	72,603
Core W Fund	851,330	140,617
Core L Fund	928,800	145,360
Core S Fund	1,181,373	121,747
Unconstrained Income Fund	788,287	91,987

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date  the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Funds  exceeding the contractual expense limitation described above.  The following table shows the remaining waived expenses subject to  potential recovery which expire in:

Fund	April 30, 2016	April 30, 2017	April 30, 2018	Total
Core Frontier Fund	$60,926	$55,411	$66,942	$183,279
Growth Allocation Fund	77,584	50,463	51,506	179,553
High Yield Bond Fund	119,574	137,421	72,603	329,598
Core W Fund	122,553	113,567	140,617	376,737
Core L Fund	111,270	100,744	145,360	357,374
Core S Fund	125,775	132,871	121,747	380,393
Unconstrained Income Fund	‐	60,007	91,987	151,994

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the "Distributor").  For the year ended April 30, 2015,  the Funds did not pay distribution-related charges to the Distributor.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS"), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent  services to the Trust.  Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

administration, fund accounting and transfer agency services to the Fund.  A Trustee and certain officers of the Funds are also  officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS") - an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to  the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms  of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom") - an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print  management services for the Funds on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from  the Funds.

NOTE 4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended  April 30, 2015, amounted to the following:

Fund	Purchases	Sales
Core Frontier Fund	$240,000	$1,000,000
Growth Allocation Fund	46,825,289	42,711,511
High Yield Bond Fund	1,103,059,760	994,831,301
Core W Fund	20,525,600	2,047,000
Core L Fund	23,378,050	2,735,000
Core S Fund	21,880,000	3,859,000
Unconstrained Income Fund	437,550,055	411,517,954

NOTE 5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the period ended April 30, 2015 was as follows:

For the year ended April 30, 2015:

	Ordinary	Long‐Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	394,395	29,227	—	423,622
High Yield Bond Fund	4,230,957	400,617	—	4,631,574
Core W Fund	—	—	—	—
Core L Fund	2,255,238	5,377,874	—	7,633,112
Core S Fund	1,045,517	2,757,776	—	3,803,293
Unconstrained Income Fund	1,912,734	28,079	—	1,940,813

The tax character of Fund distributions for the period ended April 30, 2014 was as follows:

For the year ended April 30, 2014:

	Ordinary	Long‐Term	Return of
	Income	Capital Gains	Capital	Total
Core Frontier Fund	$—	$—	$—	$—
Growth Allocation Fund	56,883	138,810	—	195,693
High Yield Bond Fund	6,531,277	90,448	—	6,621,725
Core W Fund	—	283,794	262,755	546,549
Core L Fund	3,002,507	5,504,597	—	8,507,104
Core S Fund	3,703,237	7,007,098	—	10,710,335
Unconstrained Income Fund	1,182,909	119,087	—	1,301,996

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long -Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October Loss and Late Year Loss	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Core Frontier Fund	$—	$—	$(8,055,231)	$—	$(241,725)	$—	$(8,296,956)
Growth Allocation Fund	37,143	308,274	—	—	—	33,932	379,349
High Yield Bond Fund	866,969	—	(686,388)	—	(1,883,958)	1,228,580	(474,797)
Core W Fund	—	—	(1,765,138)	—	(305,600)	—	(2,070,738)
Core L Fund	573,339	1,286,748	—	—	—	—	1,860,087
Core S Fund	—	735,196	—	—	(423,497)	—	311,699
Unconstrained Income Fund	—	—	—	—	(852,942)	522,505	(330,437)

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
Core Frontier Fund	$18,013
Growth Allocation Fund	—
High Yield Bond Fund	—
Core W Fund	305,600
Core L Fund	—
Core S Fund	423,497
Unconstrained Income Fund	—
—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Core Frontier Fund	$223,712
Growth Allocation Fund	—
High Yield Bond Fund	1,883,958
Core W Fund	—
Core L Fund	—
Core S Fund	—
Unconstrained Income Fund	852,942

At April 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non Expiring
	Short Term	Long Term	Total
Core Frontier Fund	$3,222,092	$4,833,139	$8,055,231
Growth Allocation Fund	—	—	—
High Yield Bond Fund	428,724	257,664	686,388
Core W Fund	706,055	1,059,083	1,765,138
Core L Fund	—	—	—
Core S Fund	—	—	—
Unconstrained Income Fund	—	—	—

Toews Funds

Notes to Financial Statements (Continued)
April 30, 2015

Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and short-term capital  gains, and reclassification of Fund distributions resulted in reclassification for the tax year ended April 30, 2015 for the Funds as  follows:

	Paid In Capital	Undistributed Ordinary Income (Loss)	Undistributed Long Term Gains (Loss)
Core Frontier Fund	$(70,949)	$70,949	$—
Growth Allocation Fund	—	82,585	(82,585)
High Yield Bond Fund	—	482,148	(482,148)
Core W Fund	(876,995)	876,995	—
Core L Fund	—	1,017,209	(1,017,209)
Core S Fund	(383,163)	874,087	(490,924)
Unconstrained Income Fund	—	(32,090)	32,090

NOTE 6.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial  statements were issued.   Management has concluded that no events or transactions occurred requiring adjustment or disclosure in  the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust
and the Shareholders of Toews Hedged Core Frontier Fund (formerly Toews Hedged Emerging Markets Fund), Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core W Fund (formerly Toews Hedged International Developed Markets Fund), Toews Hedged Core L Fund (formerly Toews Hedged Large-Cap Fund), Toews Hedged Core S Fund (formerly Toews Hedged Small & Mid Cap Fund), and Toews Unconstrained Income Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Toews Hedged Core Frontier Fund (formerly Toews Hedged Emerging Markets Fund), Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core W Fund (formerly Toews Hedged International Developed Markets Fund), Toews Hedged Core L Fund (formerly Toews Hedged Large-Cap Fund), and Toews Hedged Core S Fund (formerly Toews Hedged Small & Mid Cap Fund), each a series of the Northern Lights Fund Trust, as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the statement of assets and liabilities of Toews Unconstrained Income Fund, a series of the Northern Lights Fund Trust, as of April 30, 2015 and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for the year then ended and for the period from August 28, 2013 (commencement of operations) through April 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management.Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Toews Hedged Core Frontier Fund (formerly Toews Hedged Emerging Markets Fund), Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core W Fund (formerly Toews Hedged International Developed Markets Fund), Toews Hedged Core L Fund (formerly Toews Hedged Large-Cap Fund), and Toews Hedged Core S Fund (formerly Toews Hedged Small & Mid Cap Fund) for the periods ended prior to May 1, 2012 were audited by other auditors whose report dated June 27, 2012 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2015, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toews Hedged Core Frontier Fund (formerly Toews Hedged Emerging Markets Fund), Toews Hedged Growth Allocation Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core W Fund (formerly Toews Hedged International Developed Markets Fund), Toews Hedged Core L Fund (formerly Toews Hedged Large-Cap Fund), and Toews Hedged Core S Fund (formerly Toews Hedged Small & Mid Cap Fund) as of April 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended and the financial position of Toews Unconstrained Income Fund as of April 30, 2015 and the results of its operations for the year then ended, changes in net assets and financial highlights for the year then ended and for the period from August 28, 2013 (commencement of operations) through April 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
June 29, 2015

Toews Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs, including management fees and other Fund expenses. Additionally, you may incur transactional costs in the form of redemption fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on $1,000 invested on November 1, 2014 and held until April 30, 2015.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period*	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period*	Fund’s Annualized Expense Ratio

Core Frontier Fund	$1,000.00	$963.00	$7.30	$1,000.00	$1,017.36	$7.50	1.50%
Growth Allocation Fund	$1,000.00	$1,015.90	$6.25	$1,000.00	$1,018.60	$6.26	1.25%
High Yield Bond Fund	$1,000.00	$1,008.30	$6.22	$1,000.00	$1,018.60	$6.26	1.25%
Core W Fund	$1,000.00	$1,010. 0	$6.23	$1,000.00	$1,018.60	$6.26	1.25%
Core L Fund	$1,000.00	$1,022. 0	$6.27	$1,000.00	$1,018.60	$6.26	1.25%
Core S Fund	$1,000.00	$1,019.90	$6.26	$1,000.00	$1,018.60	$6.26	1.25%
Unconstrained Income Fund	$1,000.00	$1,008.00	$6.22	$1,000.00	$1,018.90	$6.26	1.25%

*Expenses Paid During Period are equal to the Funds’ annualized expense ratios of 1.50% of the Core Frontier Fund or 1.25% of the Growth Allocation, High Yield Bond, Core W Fund, Core L Fund, Core S Fund and Unconstrained Income Fund multiplied by the average account value over the period, multiplied by 181/365 (to reflect the number of days in the period ending April 30, 2015).

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2015

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	101
Two Roads Shared Trust (since 2012) (Chairman of the Valuation Committee); Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Variable Trust (since 2013); Independent Director OHA Mortgage Strategies Fund (offshore), Ltd. (since 2014); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Valuation Committees)

Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (1985 – 2011).	101
Schroder Global Series Trust and Two Roads Shared Trust (since 2012); Northern Lights Variable Trust (since 2013); Altegris KKR Private Equity Master Fund and Altegris KKR Private Equity Fund (since 2014) (Chairman of the Boards and Chairman of the Audit Committees)

Anthony J. Hertl Born in 1950	Trustee Since 2005 Chairman of the Board since 2013	Consultant to small and emerging businesses (since 2000).	101
AdvisorOne Funds (2004-2013); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust. (2007 – May, 2010); The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (2010-2013) and Northern Lights Variable Trust (since 2006)

Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired since 2012. Formerly, Founder, Partner and President, Orizon Investment Counsel, Inc.	101	AdvisorOne Funds (16 portfolios) (since 2003); Alternative Strategies Fund (since 2010); Northern Lights

4/30/15 – NLFT_v2

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2015

		(2000-2006); Chief Investment Officer (2000-2010).		Variable Trust (since 2006)
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	132	Northern Lights Variable Trust (since 2011); NLFT III (since February 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor Born in 1964	Trustee Since 2007	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA (2008-2011); Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006).	132
Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc. (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Variable Trust (since 2007)

Interested Trustees and Officers
Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andrew Rogers***80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Trustee Since 2013 President Since 2006	Chief Executive Officer, Gemini Alternative Funds, LLC (since 2013); Chief Executive Officer, Gemini Hedge Fund Services, LLC (since 2013); Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly President and Manager, GemCom LLC (2004 - 2011).	101	Northern Lights Variable Trust (since 2013)

4/30/15 – NLFT_v2

Toews Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
April 30, 2015

Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, GemCom, LLC (2004 -2013).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011
Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
			N/A	N/A
Lynn Bowley 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1958	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
** The term “Fund Complex" includes the Northern Lights Fund Trust (“NLFT"), Northern Lights Fund Trust II (“NLFT II"), Northern Lights Fund Trust III (“NLFT III") and the Northern Lights Variable Trust (“NLVT").
*** Andrew Rogers is an “Interested Trustee" of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant and Transfer Agent).

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-558-6397.

4/30/15 – NLFT v2

PRIVACY NOTICE
NORTHERN LIGHTS FUND TRUST

Rev. February 2014
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
• Social Security number and wire transfer instructions
• account transactions and transaction history
• investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?	We collect your personal information, for example, when you

• open an account or deposit money
• direct us to buy securities or direct us to sell your securities
• seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates’ everyday business purposes – information about your creditworthiness.
• affiliates from using your information to market to you.
• sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information
Information regarding how the Funds voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-558-6397 or by referring to the Securities and Exchange Commission’s (“SEC") website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-558-6397.

INVESTMENT ADVISER
Toews Corporation
Cornerstone Commerce Center
1201 New Road, Suite 111
 Linwood, NJ 08221

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl, Mark Gersten and Mark H. Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl, Mr. Gersten and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 - $87,500

2014 - $80,500

(b)	Audit-Related Fees
2015 – None
2014 – None

(c)	Tax Fees

2015 – $17,500

2014 – $17,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $17,500

2014 - $17,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/7/15

By (Signature and Title)

/s/Kevin Wolf

Kevin Wolf, Principal Financial Officer/Treasurer

Date 7/7/15